Income Taxes - Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits, Excluding Related Accrual for Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 2,952	$ 648	$ 832
Increase due to business acquisitions	34	2,728	0
Increases for current year tax positions	26	84	64
Increases for prior year tax positions	134	143	48
Decreases in prior year tax positions	(99)	(61)	(135)
Settlements with taxing authorities	(307)	(590)	(161)
Balance at the end of the year	$ 2,740	$ 2,952	$ 648